SIGNIFICANT ACCOUNTING POLICIES - Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2017
Leasehold improvement
Property, plant and equipment
Estimated useful lives of property, plant and equipment (in years)	20 years
Motor vehicles
Property, plant and equipment
Estimated useful lives of property, plant and equipment (in years)	5 years
Furniture and fixtures
Property, plant and equipment
Estimated useful lives of property, plant and equipment (in years)	5 years